Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 11,822,620	$ 8,240,595
Accounts receivable	5,464,182	5,622,644
Other receivables, net	143,384	99,406
Inventories	2,281,667	1,967,390
Loan to an employee	0	7,128
Prepaid expenses and other current assets	60,339	191,219
Prepaid income taxes	1,055,788	1,056,588
Deferred tax assets, current	206,902	59,279
Advance payments to vendors	62,321	46,109
Total current assets	21,097,203	17,290,358
Property and equipment, net	314,492	498,465
Intangible assets, net	1,042,281	2,125,816
Deferred tax assets, non-current	1,860,347	1,981,325
Goodwill	273,285	273,285
Other assets	129,859	107,409
TOTAL ASSETS	24,717,467	22,276,658
Current liabilities
Accounts payable	7,362,075	5,534,168
Advance payments from customers	693,317	319,888
Accrued liabilities	238,619	317,298
Marketing funds payable	0	374,608
Short-term borrowings	148,295	148,295
Total current liabilities	8,442,306	6,694,257
Total liabilities	$ 8,442,306	$ 6,694,257
Commitments and contingencies (Notes 9)
Parent Company stockholders' equity:
Preferred stock, par value $0.001 per share, authorized 10,000,000 shares; No preferred stock issued and outstanding as of June 30, 2015 and 2014	$ 0	$ 0
Common stock, par value $0.001 per share, authorized 50,000,000 shares; 10,533,869 shares issued and outstanding as of June 30, 2015 and 2014.	13,806	13,806
Additional paid-in capital	7,305,767	7,245,283
Retained earnings	13,361,091	12,601,083
Treasury stock, 3,342,286 shares as of June 30, 2015 and 2014, respectively	(4,279,479)	(4,279,479)
Accumulated other comprehensive (loss)	(664,722)	(243,100)
Total Parent Company stockholders' equity	15,736,463	15,337,593
Non-controlling interests	538,698	244,808
Total Stockholders' Equity	16,275,161	15,582,401
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,717,467	$ 22,276,658